Accrued and Other Current Liabilities - Summary of Summary of Accrued and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued legal costs	$ 2,694,439	$ 31,355
Accrued accounting and professional services costs	1,511,889	94,573
Sales tax payable	314,873	230,617
Excise tax payable	223,717	0
Accrued payroll and benefit costs	185,504	95,947
Deposits	54,102	0
Accrued streaming service costs	37,765	0
Accrued subscription costs	22,110	28,774
Accrued offering costs	0	261,090
Other current liabilities	149,841	3,017
Total accrued and other current liabilities	$ 5,194,240	$ 745,373